Share based payments - Stock options granted (Details)		1 Months Ended
	Apr. 01, 2021 EquityInstruments	Apr. 30, 2021 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	67,833	67,833
Exercise price		$ 275.33
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 154,880
Share price		$ 283.67
Expected volatility		60.01%
Expected option life (in years) | Y		6.50
Risk-free interest rate		(0.08%)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 98,960
Share price		$ 248.90
Expected volatility		54.24%
Expected option life (in years) | Y		4
Risk-free interest rate		(0.41%)